Note 04 - Cash and Cash Equivalents (Detail) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Cash and Cash Equivalents [Abstract]
Cash	$ 1,974	$ 1,478
Investments - Brazilian reais (1)	7,819	10,780
Investments - U.S. dollars (2)	7,840	3,911
Cash and cash equivalents (Note 4)	$ 17,633	$ 16,169	$ 6,499	$ 6,987